Borrowings - Japan Facility (Details) ¥ in Millions, ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 CAD ($)	Apr. 02, 2023 JPY (¥)	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 9,400,000		$ 27,600,000
Japan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	¥ 4,000.0	$ 35,800,000
Borrowings, interest rate	0.45%	0.45%
Borrowings, term	12 months
Short-term borrowings	¥ 600.0	$ 5,400,000	¥ 1,350.0	13,700,000
Japan Facility | TIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.30%	0.30%
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 0		$ 9,800,000	¥ 50.0